Convertible debentures (Details Narrative) $ / shares in Units, shares in Thousands, $ in Thousands		12 Months Ended
	Jun. 06, 2017 CAD ($)	Dec. 31, 2019 CAD ($) shares	Dec. 31, 2018 CAD ($) shares	Dec. 31, 2017 CAD ($)	Jun. 06, 2017 $ / shares	Jun. 06, 2017 CAD ($) $ / shares
Convertible Debentures Details Narrative Abstract
Convertible debentures principal amount						$ 15,000
Price per debentures | $ / shares						$ 1,000
Convertible debentures, maturity date	May 31, 2020
Conversion price per share | $ / shares					$ 5.00
Description for the payment of convertible debentures	Principal and interest are payable in cash or, at the Company's option, subject to regulatory approval and provided no events of default have occurred, in common shares of the Company issued at a price equal to the volume weighted average trading price ("VWAP") of the common shares for the 20 trading days ending on the fifth day prior to the maturity date or the date on which the Interest payment is due, as applicable.
Convertible debentures, terms of conversion feature	The convertible debentures are convertible, at the option of the holder, in whole or in part, into common shares of the Company at any time before the maturity date at a price of $5.00 per common share (the "Conversion Price").
Terms of early conversion	The Company may at any time that the 20-day VWAP of the common shares exceeds 115% of the Conversion Price, subject to regulatory approval and provided no events of default have occurred, convert the convertible debentures in whole or in part, including any accrued interest, to common shares at the Conversion Price of $5.00 per common share.
Net proceeds from issuance of convertible debentures	$ 15,000
Interest expense including interest payable and accretion of convertible debentures		$ 2,035	$ 1,947	$ 1,248
Debt conversion converted instrument shares issued | shares		58,200	398,600
Debt conversion converted amount		$ 291	$ 1,993
Shares issued in lieu of interest payable | shares		308,502	367,270
Convertible debentures, prepayment description		The Company may, at its option any time after 12 months from the closing date and at any time prior to maturity, subject to regulatory approval and provided that no events of default have occurred, prepay the convertible debentures in whole or in part, plus accrued interest, in cash. If the prepayment occurs: within 24 months of the closing date, then the debenture holders are entitled to receive (1) an additional payment equal to 5% of the prepayment amount and (2) the interest that would have accrued from the date of prepayment to, but excluding, the day that is 24 months from the closing date; or after 24 months of the closing date but prior to the maturity date, then the debenture holders are entitled to receive the interest that would have accrued from the date of prepayment to, but excluding, the maturity date.